Revenue from Unaffiliated Customers by Geographic Region (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 3,474	$ 2,969	$ 4,292
Taiwan
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	1,783	1,602	1,785
Hong Kong
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 1,691	$ 1,367	$ 2,507